CONVERTIBLE DEBTS (Schedule of Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CONVERTIBLE DEBTS [Abstract]
Interest expense at an annual rate of 4.00%	$ 6,900	$ 1,418
Amortization of debt issuance costs	2,216	441
Additional interest at an annual rate of 0.5%	386
Total interest expense	$ 9,502	$ 1,859
Convertible Senior Notes due October 15, 2018 [Member]
Convertible Debts [Line Items]
Annual interest rate	4.00%
Convertible debts, incremental interest rate	0.50%